Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
22.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group measured its financial assets and liabilities including cash equivalents and trading securities at fair value on a recurring basis as of December 31, 2011 and 2012.

Cash equivalents included term deposits that can be withdrawn at any time and are stated at fair value. Trading securities included corporate equity securities that are traded publicly in the open market. The Group classified such financial assets as investments with Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

The Group did not have Level 2 investments as of December 31, 2011 and 2012.

The following table shows the fair value of the Group's financial assets and liabilities measured at recurring basis as of December 31, 2012 and 2011:

	As of December 31, 2011 Fair Value Measurements at the Reporting Date Using				As of December 31, 2012 Fair Value Measurements at the Reporting Date Using
	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance
Cash equivalents-term deposits	$256,555	$-	$-	$256,555	$153,805	$-	$-	$153,805
Trading securities	$231	$-	$-	$231	$179	$-	$-	$179
Total	$256,786	$-	$-	$256,786	$153,984	$-	$-	$153,984

Measured on nonrecurring basis

The Group measured the fair value of the purchased intangible assets using the "cost," "income approach-excess earnings" and "with & without" valuation method.

Long-term investments, goodwill and other intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.

The Group measured the fair value of long term investments and acquired intangible assets using income approach-discounted cash flow method based on which to recognize the impairment loss in 2012. These assets are considered as Level 3 assets because the Group used unobservable inputs to determine their fair values (see note 8(iv) for long term investments and note 11 for acquired intangible assets).